Summary of Significant Accounting Policies - Insurance Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrual for self insured liabilities	$ 151,379	$ 147,757
Self-insurance expense	$ 204,347	$ 179,250	$ 164,099